Long-Term Debt - Additional Information - Term Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Carrying amount of long-term debt	$ 21,184	$ 680,085
Long-term Debt, Excluding Current Maturities	0	416,174
Current portion of long-term debt (note 8)	21,184	255,306
Repayments of Long-term Debt	56,914	11,229	$ 49,886
US Dollar Denominated Term Loans Due Through Two Thousand Twenty Three
Debt Instrument [Line Items]
Carrying amount of long-term debt	$ 0
US Dollar Denominated Term Loans Due Through Two Thousand Twenty Three | LIBOR
Debt Instrument [Line Items]
Debt instrument spread on variable rate	2.25%
US Dollar Denominated Term Loans Due Through Two Thousand Twenty Three | United States of America, Dollars
Debt Instrument [Line Items]
Carrying amount of long-term debt		$ 53,339
Repayments of Long-term Debt	$ 44,900